Net Capitalized Software Development Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capitalized Software [Line Items]
Capitalized software development costs	$ 54,548	$ 45,203
Less: Accumulated amortization	(13,386)	(7,055)
Total net capitalized software development costs	$ 41,162	$ 38,148